Consolidated Statements of Changes In Equity - USD ($) $ in Thousands		Share capital and premium	Reserve from share-based payment transactions	Warrants	Transactions with non- controlling interests	Foreign currency translation reserve	Accumulated deficit	Total	Non-controlling interests	Total
Balance at Dec. 31, 2018		$ 41,930	$ 4,409		$ 261	$ 497	$ (46,912)	$ 185	$ (108)	$ 77
Income (loss)							(4,794)	(4,794)	108	(4,686)
Issue of share capital, net of issue expenses	[1]	2,099						2,099		2,099
Conversion of convertible debentures (Note 13b)		1,507						1,507		1,507
Registration of the resale of warrants (Note 17e)				464				464		464
Expiration of share options		100	(100)
Cost of share-based payment			553					553		553
Balance at Dec. 31, 2019		45,636	4,862	464	261	497	(51,706)	14		14
Income (loss)							(3,482)	(3,482)	(53)	(3,535)
Warrants reclassification				(464)				(464)		(464)
Non-controlling interests					298			298	53	351
Issue of share capital, net of issue expenses	[2]	2,763		2,207				4,970		4,970
Conversion of convertible debentures (Note 13b)		3						3		3
Expiration of share options		638	(638)
Cost of share-based payment			91					91		91
Balance at Dec. 31, 2020		49,040	4,315	2,207	559	497	(55,188)	1,430		1,430
Income (loss)							(5,789)	(5,789)		(5,789)
Exercise of warrants	[3]	6,110		(1,352)				4,758		4,758
Issue of share capital, net of issue expenses	[4]	3,364		4,335				7,699		7,699
Expiration of share options		27	(27)
Cost of share-based payment			43					43		43
Balance at Dec. 31, 2021		$ 58,541	$ 4,331	$ 5,190	$ 559	$ 497	$ (60,977)	$ 8,141		$ 8,141

[1]	Net of issue expenses of $469
[2]	Net of issue expenses of $784
[3]	Net of issue expenses of $358
[4]	Net of issue expenses of $449